TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER RECEIVABLES.
TRADE AND OTHER RECEIVABLES

6.   TRADE AND OTHER RECEIVABLES

The breakdown of trade and other receivables is as follows:

	2020	2021
Trade receivables	19,699	16,312
Allowance for expected credit losses	(8,360)	(7,802)
Net	11,339	8,510
Other receivables	442	446
Allowance for expected credit losses	(227)	(251)
Net	215	195
Total trade and other receivables	11,554	8,705

Trade receivables arise from services provided to both retail and non-retail customers, with details as follows:

a.   By debtor

(i)   Related parties

	2020	2021
State-owned enterprises	1,564	1,336
Government agencies	1,196	679
Indonusa	504	439
Indosat	225	148
Others (each below Rp75 billion)	407	176
Total	3,896	2,778
Allowance for expected credit losses	(1,553)	(1,400)
Net	2,343	1,378

(ii)  Third parties

	2020	2021
Individual and business subscribers	13,899	12,644
Overseas international carriers	1,904	890
Total	15,803	13,534
Allowance for expected credit losses	(6,807)	(6,402)
Net	8,996	7,132

b.    By age

(i)   Related parties

	2020	2021
Up to 3 months	2,008	1,319
3 to 6 months	412	238
More than 6 months	1,476	1,221
Total	3,896	2,778
Allowance for expected credit losses	(1,553)	(1,400)
Net	2,343	1,378

(ii)  Third parties

	2020	2021
Up to 3 months	8,110	6,753
3 to 6 months	862	686
More than 6 months	6,831	6,095
Total	15,803	13,534
Allowance for expected credit losses	(6,807)	(6,402)
Net	8,996	7,132

(iii)  Aging of total trade receivables

	2020			2021
		Allowance for	Expected		Allowance for	Expected
		expected credit	credit		expected credit	credit
	Gross	losses	loss rate	Gross	losses	loss rate
Not past due	7,818	696	8.9%	5,625	532	9.5%
Past due up to 3 months	2,300	488	21.2%	2,447	328	13.4%
Past due more than 3 to 6 months	1,274	495	38.9%	924	253	27.4%
Past due more than 6 months	8,307	6,681	80.4%	7,316	6,689	91.4%
Total	19,699	8,360		16,312	7,802

The Group has made allowance for expected credit losses based on the collective assessment of historical impairment rates and individual assessment of its customers’ credit history, adjusted for forward looking factors specific from the customers and the economic environment. The Group does not apply a distinction between related party and third party receivables in assessing amounts past due. As of December 31, 2020 and 2021, the carrying amounts of trade receivables of the Group considered past due but not impaired amounted to Rp4,217 billion and Rp3,417 billion, respectively. Management believes that receivables past due but not impaired, along with trade receivables that are neither past due nor impaired, are due from customers with good credit history and are expected to be recoverable.

c.    By currency

(i)   Related parties

	2020	2021
Rupiah	3,886	2,777
U.S. Dollar	10	1
Total	3,896	2,778
Allowance for expected credit losses	(1,553)	(1,400)
Net	2,343	1,378

(ii)  Third parties

	2020	2021
Rupiah	13,439	11,838
U.S. Dollar	2,265	1,606
Singapore Dollar	75	56
Others (each below Rp75 billion)	24	34
Total	15,803	13,534
Allowance for expected credit losses	(6,807)	(6,402)
Net	8,996	7,132

d.    Movements in the allowance for expected credit losses

	2020	2021
Beginning balance	6,207	8,360
Allowance for expected credit losses	2,344	474
Receivables written-off	(191)	(1,032)
Ending balance	8,360	7,802

The receivables written-off relate to both related party and third party trade receivables.

Management believes that the allowance for expected credit losses of trade receivables is adequate to cover losses on uncollectible trade receivables.

As of December 31, 2020 and 2021, certain trade receivables of the subsidiaries amounting to Rp3,432 billion and Rp2,330 billion, respectively, have been pledged as collateral under lending agreements (Notes 20a and 21c).